Related Party Balances and Transactions - Schedule of Sales to a Related Party (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Related Party A [Member]
Related Party Transaction [Line Items]
Related party transaction interest income	¥ 291